Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		$ 74,239		$ 69,354
Additions		4,329		5,013
Sale and write-off				(128)
Balance at ending		78,568		74,239
Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		48,560		44,804
Depreciation		3,701		3,884
Sale and write-off				(128)
Balance at ending		52,261		48,560
Depreciated cost		26,307		25,679
Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	33,658	[2]	32,714
Additions		885	[2]	944	[1]
Sale and write-off	[1]
Balance at ending	[2]	34,543		33,658	[1]
Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	20,049	[2]	18,639
Depreciation		1,042	[2]	1,410	[1]
Sale and write-off	[1]
Balance at ending	[2]	21,091		20,049	[1]
Depreciated cost		13,451	[2]	13,609	[1]
Machinery and Equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	31,299	[2]	28,198
Additions		2,140	[2]	3,175	[1]
Sale and write-off	[1]			(74)
Balance at ending	[2]	33,439		31,299	[1]
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	22,110	[2]	20,524
Depreciation		1,694	[2]	1,660	[1]
Sale and write-off	[1]			(74)
Balance at ending	[2]	23,804		22,110	[1]
Depreciated cost		9,635	[2]	9,189	[1]
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		31		85
Additions
Sale and write-off				(54)
Balance at ending		31		31
Vehicles [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		20		70
Depreciation		3		4
Sale and write-off				(54)
Balance at ending		23		20
Depreciated cost		8		11
Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		8,112		7,218
Additions		1,260		894
Balance at ending		9,371		8,112
Computers, Software, Equipment and Office Furniture [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		5,961		5,267
Depreciation		847		694
Sale and write-off
Balance at ending		6,808		5,961
Depreciated cost		2,563		2,151
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		1,139		1,139
Additions		45
Sale and write-off
Balance at ending		1,184		1,139
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		420		304
Depreciation		115		116
Sale and write-off
Balance at ending		535		420
Depreciated cost		$ 649		$ 719

[1]	Including labor costs charged in 2020 to the cost of facilities, machinery and equipment in the amount of $746 thousands.
[2]	Including labor costs charged in 2021 to the cost of facilities, machinery and equipment in the amount of $775 thousands.